Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Profit for the year	R$ 3,523,531	R$ 3,121,267	R$ 2,305,869
Other comprehensive income	(31,281)	131,269	447,376
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit Plans, net of income tax	(31,281)	131,269	447,376
Total comprehensive income for the year	R$ 3,492,250	R$ 3,252,536	R$ 2,753,245